Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net result	€ (7,977)	€ (13,483)	€ (16,832)	€ (27,599)
Adjustments for:
Depreciation	594	591	1,143	1,161
Share-based compensation	765	738	1,860	1,921
Financial income and expenses	(470)	(1,163)	74	(342)
Results related to associates				8
Results related to financial liabilities measured at fair value through profit or loss	(221)	(62)	(891)	(3,826)
Result on derecognition of financial liabilities	(101)	(1,144)	(509)	(1,144)
Income tax expenses		20		27
Changes in working capital	(3,622)	916	48,668	(3,035)
Cash (used in)/generated from operations	(11,032)	(13,587)	33,513	(32,829)
Corporate income tax paid		(20)		(27)
Interest received	685		865
Interest paid		(1,237)		(2,455)
Net cash (used in)/generated from operating activities	(10,347)	(14,844)	34,378	(35,311)
Cash flow from investing activities
Purchases of property, plant and equipment	(294)	(231)	(430)	(475)
Sales of property, plant and equipment			47
Net cash used in investing activities	(294)	(231)	(383)	(475)
Cash flow from financing activities
Proceeds from exercise of share options	4		4	33
Repayment of lease liability	(647)	(357)	(906)	(933)
Net cash used in financing activities	(643)	(357)	(902)	(900)
Net (decrease)/increase in cash and cash equivalents	(11,284)	(15,432)	33,093	(36,686)
Currency effect cash and cash equivalents	860	4,222	694	5,564
Cash and cash equivalents, at beginning of the period	138,986	167,612	94,775	187,524
Cash and cash equivalents at the end of the period	€ 128,562	€ 156,402	€ 128,562	€ 156,402